UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number    811-4471
                                  --------------------
Value Line Aggressive Income Trust
------------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.             10017
------------------------------------------------------
(Address of principal executive offices)    (Zip Code)

David T. Henigson, Vice President, Treasurer, Principal Financial Officer
220 East 42nd Street, New York, N.Y.             10017
------------------------------------------------------
(Name and address of agent for service)


Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: January 31, 2005
                         ----------------

Date of reporting period: October 31, 2004
                          ----------------

Item I. Schedule of Investments
-------------------------------

THE VALUE LINE AGGRESSIVE INCOME TRUST, OCTOBER 31, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                                        VALUE
--------------                                                                                 -----------
CONVERTIBLE BONDS & NOTES (4.0%)
              AUTO & TRUCK (0.6%)
$   400,000   Navistar Financial Corp. Subordinated Notes, 4 3/4% (each note is convertible
              to 17.9437 shares of Common Stock at any time) 4/1/09.......................     $   389,500
                                                                                               -----------
              DIVERSIFIED COMPANY(0.7%)
    400,000   Gencorp, Inc., Subordinated Notes, 5 3/4%, (each note is convertible
              to 54.2888 shares of Common Stock at any time) 4/13/07......................         412,500
                                                                                               -----------
              DRUG (0.8%)
    500,000   Enzon, Inc., Subordinated Notes, 4 1/2% (each note is convertible to 14.0884 shares
              of Common Stock at anytime) 7/1/08..........................................         470,625
                                                                                               -----------
              ENTERTAINMENT (0.4%)
    250,000   Liberty Media Corp., Senior Subordinated Notes, 3 1/2%, (each note is convertible
              to 36.8189 shares of Common Stock at any time) 1/15/31......................         227,813
                                                                                               -----------
              GROCERY (0.6%)
    500,000   Wild Oats Markets Inc., Senior Debentures, 3 1/4%, (each  debenture is
              convertible to 56.5099 shares of Common Stock at any time) 5/15/34 (1)......         400,625
                                                                                               -----------
              RETAIL AUTOMOTIVE (0.2%)
    100,000   Pep Boys-Manny, Moe & Jack, Inc., Senior Notes, 4 1/4%, (each note is convertible
              to 44.6484 shares of Common Stock at any time) 6/1/07.......................         100,000
                                                                                               -----------
              TOBACCO (0.7%)
    500,000   Vector Group, Ltd., Subordinated Notes, 6 1/4%, (each note is convertible
              to 29.7089 shares of Common Stock at any time) 7/15/08 .....................         437,500
                                                                                               -----------
              TOTAL CONVERTIBLE BONDS & NOTES (COST $2,370,544) ..........................       2,438,563
                                                                                               -----------

  PRINCIPAL
    AMOUNT                                                                                        VALUE
--------------                                                                                 -----------
CORPORATE BONDS & NOTES (78.0%)
              AUTO & TRUCK (1.2%)
    750,000   Broder Bros. Co., Senior Notes, 11 1/4%, 10/15/10...........................         757,500
                                                                                               -----------
              AUTO PARTS (2.2%)
    750,000   Cummins Engine, Inc., Notes, 6.45%, 3/1/05..................................         755,625
    600,000   Delphi Trust II, Notes 6.197%, Variable Rate, 11/15/33......................         601,188
                                                                                               -----------
                                                                                                 1,356,813
                                                                                               -----------
              CABLE TV (3.1%)
    750,000   Charter Communications Holdings, Senior Notes, 9 5/8%, 11/15/09 ............         607,500
    750,000   MediaCom LLC, Senior Notes, 9 1/2%, 1/15/13 ................................         735,000
  1,000,000   RCN Corp., Senior Discount Notes, (zero coupon until 10/15/02,
              11 1/8% thereafter) 10/15/07 (3)............................................        530,000
                                                                                               -----------
                                                                                                 1,872,500
                                                                                               -----------
              CHEMICAL-DIVERSIFIED (0.9%)
    500,000   Equistar Chemicals, LP, Senior Notes, 10 1/8%, 9/1/08  .....................         574,375
                                                                                                ----------
              CHEMICAL-SPECIALTY (3.3%)
    600,000   Arco Chemical Co., Debentures, 9.80%, 2/1/20................................         666,000
    500,000   OM Group, Inc., Senior Subordinated Notes, 9 1/4%, 12/15/11 ................         837,000
    500,000   Polyone Corp. Senior Notes, 8 7/8%, 5/1/12 .................................         533,750
                                                                                               -----------
                                                                                                 2,036,750
                                                                                               -----------
              COAL-ALTERNATE ENERGY (4.6%)
    750,000   Consolidation Coal Co., Notes, Series MTN, 8 1/4%, 6/1/07 (1)...............         802,085
    650,000   Massey Energy Co., Notes, 6.95%, 3/1/07 ....................................         677,625
    750,000   Massey Energy Co., Senior Notes, 6 5/8%, 11/15/10 ..........................         781,875
    500,000   W.H. Holdings (Cayman Islands) Ltd., Senior  Notes, 9 1/2%, 4/1/11 .........         547,500
                                                                                               -----------
                                                                                                 2,809,085
                                                                                               -----------
              DIVERSIFIED COMPANIES (5.0%)
    500,000   American Standard, Inc., Senior Notes, 8 1/4%, 6/1/09 ......................         578,125
  1,000,000   Dow Jones CDX NA HY Trust, Pass-thru Certificates, Series 3-1, 7 3/4%,
              12/29/09 (1)................................................................       1,028,125
  1,000,000   Dow Jones CDX NA NY Trust, Pass-thru Certificates, Series 3-3, 8%,
              12/29/09 (1)................................................................       1,022,500
    500,000   Geon Co., Debentures, 7 1/2%, 12/15/15 .....................................         460,000
                                                                                               -----------
                                                                                                 3,088,750
                                                                                               -----------
              ELECTRICAL EQUIPMENT (2.8%)
    835,000   BRL Universal Equipment, Secured Notes, 8 7/8%, 2/15/08.....................         880,925
    750,000   Thomas & Betts Corp., Notes, 6.39%, 2/10/09 ................................         804,380
                                                                                               -----------
                                                                                                 1,685,305
                                                                                               -----------
              ELECTRONICS (2.2%)
    750,000   Avnet, Inc. Notes, 7 7/8%, 2/15/05 .........................................         772,500
    500,000   Avnet, Inc. Notes, 9 3/4%, 2/15/08..........................................         572,500
                                                                                               -----------
                                                                                                 1,345,000
                                                                                               -----------
              ENTERTAINMENT (1.9%)
    600,000   American Casino & Entertainment, Senior Secured Notes, 7.85%, 2/1/12(1).....         645,000
    500,000   Royal Caribbean Cruises Ltd., Senior Notes, 7 1/4%, 8/15/06.................         531,250
                                                                                               -----------
                                                                                                 1,176,250

                                                                                               -----------
              ENVIRONMENTAL (0.9%)
    500,000   IMCO Recycling, Inc., Secured Notes, 10 3/8%, 10/15/10 .....................         557,500
                                                                                               -----------

  PRINCIPAL
    AMOUNT                                                                                        VALUE
--------------                                                                                 -----------
              FINANCIAL SERVICES (0.7%)
     43,000   IOS Capital LLC, Senior Notes, 7 1/4%, 6/30/08..............................          45,580
    500,000   Vesta Insurance Group, Inc., Senior Debentures, 8 3/4%, 7/15/25.............         411,327
                                                                                               -----------
                                                                                                   456,907
                                                                                               -----------
              FOOD PROCESSING (2.7%)
    500,000   Land O Lakes Inc., Senior Notes, 8 3/4%, 11/15/11...........................         462,500
    600,000   Smithfield Foods, Inc., Senior Subordinated Notes, 7 5/8%, 2/15/08..........         640,500
    500,000   Universal Foods Corp. Notes, 6 1/2%, 4/1/09.................................         523,696
                                                                                               -----------
                                                                                                 1,626,696
                                                                                               -----------
              FOREIGN TELECOMMUNICATIONS (0.0%)
    500,000   World Access, Inc., Senior Notes, 13 1/4%, 1/15/08 (2) (3)..................          23,125
                                                                                               -----------
              GROCERY (0.9%)
    500,000   Delhaize America, Inc. Guranteed Notes, 7 3/8%, 4/15/06.....................         528,080
                                                                                               -----------
              HEALTHCARE INFORMATION SYSTEMS (2.8%)
    700,000   Curative Health Services Inc. Senior Notes, 10 3/4%, 5/1/11 ................         623,000
  1,000,000   Rotech Healthcare Inc., Senior Subordinated Notes,  9 1/2%, 4/1/12..........       1,090,000
                                                                                               -----------
                                                                                                 1,713,000
                                                                                               -----------
              HOME APPLIANCE (0.8%)
    500,000   Windmere-Durable Holdings, Inc., Senior Subordinated Notes, 10%, 7/31/08....         487,500
                                                                                               -----------
              HOME BUILDING (4.6%)
    500,000   William Lyon Homes, Inc., Senior Subordinated Notes, 10 3/4%, 4/1/13........         568,750
    600,000   Ply Gem Industries, Inc., Senior Subordinated Notes, 9.00%, 2/15/12 (1).....         598,500
    500,000   Senior Housing Properties Trust, Senior Notes, 8 5/8%, 1/15/12..............         563,750
    500,000   Technical Olympic USA, Inc., Senior Subordinated Notes, 7 1/2%, 3/15/11.....         508,750
    500,000   Technical Olympic USA, Inc., Senior Subordinated Notes, 10 3/8%, 7/1/12.....         562,500
                                                                                               -----------
                                                                                                 2,802,250
                                                                                               -----------
              HOTEL/GAMING (2.7%)
    500,000   Boyd Gaming Corp., Senior Subordinated Notes, 6 3/4%, 4/15/14 ..............         524,375
    500,000   Hilton Hotels Corp., Senior Notes, 7 1/2%, 12/15/17.........................         588,412
    500,000   Meritage Corp., Senior Notes, 9 3/4%, 6/1/11................................         557,500
                                                                                               -----------
                                                                                                 1,670,287
                                                                                               -----------
              INFORMATION SERVICES (1.3%)
    750,000   Titan Corp., Senior Subordinated Notes, 8%, 5/15/11.........................         791,250
                                                                                               -----------
              INSURANCE-PROPERTY CASUALTY (0.8%)
    500,000   PXRE Capital Trust I, Pass Thru Securities, 8.85%, 2/1/27 ..................         500,000
                                                                                               -----------
              MACHINERY (0.9%)
    500,000   JLG Industries, Inc., Senior Subordinated Notes, 8 3/8%, 6/15/12............         525,000
                                                                                               -----------
              MARITIME (0.5%)
    300,000   Teekay Shipping Corp., Guaranteed 1st Preferred Shipping Mortgage Notes,
              8.32%, 2/1/06...............................................................         307,500
                                                                                               -----------
              MEDICAL SERVICES (0.9%)
    500,000   Res-Care, Inc., Senior Notes, 10 5/8%, 11/15/08.............................         540,000
                                                                                               -----------
              METALS & MINING (2.0%)
    700,000   USEC, Inc., Senior Notes, 6 5/8%, 1/20/06...................................         707,000
    500,000   Wolverine Tube, Inc., Senior Subordinated Notes, Series "B", 10 1/2%,
              4/1/09......................................................................         545,000
                                                                                               -----------
                                                                                                 1,252,000
                                                                                               -----------
              NATURAL GAS-DIVERSIFIED (3.1%)
    726,000   Energy Corp., of America, Senior Subordinated Notes, Series "A", 9 1/2%,
              5/15/07.....................................................................         696,960
    325,000   Gold Kist, Inc. Senior Notes, 10 1/4%, 3/15/14..............................         364,000
    750,000   Vintage Petroleum, Inc., Senior Subordinated Notes, 7.875%, 5/15/11.........         810,000
                                                                                               -----------
                                                                                                 1,870,960
                                                                                               -----------

  PRINCIPAL
  AMOUNT OR
  NUMBER OF
   SHARES                                                                                         VALUE
-----------                                                                                    -----------
              OILFIELD SERVICES/EQUIPMENT (9.0%)
  1,000,000   Bluewater Finance Ltd., Senior Subordinated Notes, 10 1/4%, 2/15/12.........       1,105,000
    250,000   Compagnie Generale de Geophysics, Inc., Senior Subordinated. Notes, 10 5/8%,
              11/15/07....................................................................         264,000
    600,000   Gulfmark Offshore, Inc., Senior Notes, 7 3/4%, 7/15/14 (1)..................         630,000
    750,000   Lone Star Technologies, Inc., Senior Subordinated Notes, 9%, 6/1/11.........         802,500
    316,000   Newpark Resources, Inc. Senior Subordinated Notes, Series "B", 8 5/8%,
              12/15/07....................................................................         320,740
    600,000   Petroleum Geo-Services, Senior Notes, 10%, 11/15/10.........................         684,000
    500,000   Seitel, Inc., Senior Notes, 11 3/4%, 7/15/11 (1)............................         520,000
    610,000   Sonat, Inc., Notes, 7 5/8%, 7/15/11.........................................         623,725
    500,000   Transmontaigne, Inc., Senior Subordinated Notes, 9 1/8%, 6/1/10.............         556,250
                                                                                               -----------
                                                                                                 5,506,215
                                                                                               -----------
              PACKAGING & CONTAINER (2.4%)
    500,000   Caraustar Industries, Inc., Senior Subordinated Notes, 9 7/8%, 4/1/11.......         542,500
    500,000   Pliant Corp., Senior Subordinated Notes, 13%, 6/1/10........................         466,250
    600,000   Tekni-Plex, Inc., Senior Subordinated Notes, 12 3/4%, Series "B", 6/10/10...         450,000
                                                                                               -----------
                                                                                                 1,458,750
                                                                                               -----------
              PAPER & FOREST PRODUCTS (0.7%)
    518,000   Scotia Pacific Co., LLC. Collateralized Notes, Series "B", 7.11%, 1/20/14...         455,840
                                                                                               -----------
              PETROLEUM-PRODUCING (3.8%)
    750,000   Paramount Resources Ltd., Senior Notes, 7 7/8%, 11/1/10.....................         825,000
    400,000   Paramount Resources Ltd., Senior Notes, 8 7/8%, 7/15/14.....................         461,000
    250,000   Petroleum Helicopters, Inc., Senior Notes, Series "B", 9 3/8%, 5/1/09.......         270,313
    700,000   Stone Energy Corp., Senior Subordinated Notes, 8 1/4%, 12/15/11.............         759,500
                                                                                               -----------
                                                                                                 2,315,813
                                                                                               -----------
              R.E.I.T. (0.4%)
    250,000   Crescent Real Estate Equities, Senior Notes, 9 1/4%, 4/15/09................         271,250
                                                                                               -----------
              RETAIL-SPECIAL LINES (0.9%)
    500,000   Phillips Van Heusen Corp., Senior Notes, 7 1/4%, 2/15/11 ...................         523,750
                                                                                               -----------
              RETAIL STORE (1.4%)
    250,000   Dillard Department Stores, Inc., Notes, 7.85%,  10/11/12....................         267,500
    500,000   Dollar General Corp., Guaranteed Notes, 8 5/8%, 6/15/10.....................         571,250
                                                                                               -----------
                                                                                                   838,750
                                                                                               -----------
              SHOE (1.2%)
    750,000   Payless Shoesource, Inc. Senior Subordinated Notes, 8 1/4%, 8/1/13..........         740,625
                                                                                               -----------
              STEEL (3.0%)
    500,000   Allegheny Ludlum Corp., Debentures, 6.95%, 12/15/25.........................         477,500
    800,000   Allegheny Technologies, Inc., Notes, 8 3/4%, 12/15/11.......................         864,000
    421,000   United States Steel Corp., Senior Notes, 9 3/4%, 5/15/10....................         482,045
                                                                                               -----------
                                                                                                 1,823,545
                                                                                               -----------
              TELECOMMUNICATION SERVICES (1.8%)
    500,000   Alamosa Delaware, Inc., Senior Notes, 8 1/2%, 1/31/12 ......................         530,000
    500,000   TSI Telecommunication Services Inc., Senior Subordinated Notes, 12 3/4%,
              2/1/09......................................................................         560,000
                                                                                               -----------
                                                                                                 1,090,000
                                                                                               -----------
              TRUCKING-TRANSPORTATION LEASING (0.9%)
    500,000   Roadway Corp., Senior Notes, 8 1/4%, 12/1/08................................         565,341
                                                                                               -----------
              TOTAL CORPORATE BONDS & NOTES (COST $45,571,190) ...........................      47,944,262
                                                                                               -----------
CONVERTIBLE PREFERRED STOCKS (1.2%)
              BEVERAGE (0.9%)
     17,000   Constellation Brands, Inc., Par  $25 (each share is convertible to .7319
              shares of Common Stock @ $24.37) 5 3/4%, 9/1/06.............................         561,000
                                                                                               -----------
              MEDICAL (0.3%)
      3,000   Baxter International, Inc., Par $50 (each share is convertible to 1.4011
              shares of Common Stock @ $72.21) 7%, 6/16/06................................         154,260
                                                                                               -----------
              TOTAL CONVERTIBLE PREFERRED STOCKS (COST $567,158) .........................         715,260
                                                                                               -----------

  NUMBER OF
   SHARES                                                                                         VALUE
--------------                                                                                 -----------
PREFERRED STOCKS (0.5%)
              CABLE (0.1%)
     10,000   Adelphia Communications Corp., Series "B", 13%, each share is exchangeable
              one for one into Debentures, Par $100, 7/15/09 (3)..........................          50,000
                                                                                               -----------
              R.E.I.T. (0.4%)
     10,000   Health Care REIT Inc., Perpetual Series "F", 7 5/8%, Par $25................         251,300
                                                                                               -----------
              TOTAL PREFERRED STOCKS (COST $494,875) .....................................         301,300
                                                                                               -----------

WARRANTS (0.0%)
              TELECOMMUNICATION SERVICES (0.0%)
      2,490   XO Communications, Inc., Series "A", Expiring 1/16/10 (2)...................           1,880
      1,868   XO Communications, Inc. Series "B", Expiring 1/16/10 (2)....................             878
      1,868   XO Communications, Inc. Series "C", Expiring 1/16/10 (2)....................             579
                                                                                               -----------
              TOTAL WARRANTS (COST $0) ...................................................           3,337
                                                                                               -----------

COMMON STOCKS (3.6%)
              COMPUTER PERIPHERALS (0.1%)
      6,000   Identix, Inc. (2)...........................................................          43,740
     25,000   Silicon Graphics, Inc. (2)..................................................          32,250
                                                                                               -----------
                                                                                                    75,990
                                                                                               -----------
              COMPUTER SOFTWARE & SERVICES (0.4%)
     10,000   Compuware Corp(2)...........................................................          57,900
      5,000   SEI Investments Co..........................................................         179,950
                                                                                               -----------
                                                                                                   237,850
                                                                                               -----------
              ELECTRICAL UTILITY (WEST) (0.1%)
      5,000   XCEL Energy Inc.............................................................          85,500
                                                                                               -----------
              ELECTRONICS (0.0%)
      5,000   Valence Technology Inc......................................................          16,100
                                                                                               -----------
              ENVIRONMENTAL (0.0%)
      5,000   Perma Fix Environmental Services, Inc. (2). ................................           7,000
                                                                                               -----------
              INSURANCE-LIFE (0.1%)
      6,000   Phoenix Companies, Inc......................................................          63,300
                                                                                               -----------
              MACHINERY (0.1%)
      4,000   Met-Pro Corp................................................................          53,400
                                                                                               -----------
              METALS & MINING (DIVERSIFIED) (0.3%)
      7,000   BHP Billiton Ltd............................................................         144,690
      4,000   Noranda, Inc................................................................          68,720
                                                                                               -----------
                                                                                                   213,410
                                                                                               -----------
              NATURAL GAS-DISTRIBUTION (0.7%)
      5,000   Nicor Inc...................................................................         187,600
      4,000   Northern Border Partners LP.................................................         181,440
      8,000   SEMCO Energy Inc. (2).......................................................          42,320
                                                                                               -----------
                                                                                                   411,360
                                                                                               -----------
              OILFIELD SERVICES/EQUIPMENT (0.1%)
      4,000   Willbros Group, Inc. (2). ..................................................          59,080
                                                                                               -----------
              PAPER & FOREST PRODUCTS (0.3%)
      6,000   Delta & Pine Land Co........................................................         157,920
                                                                                               -----------
              PRECISION INSTRUMENT (0.1%)
      6,000   RAE Systems, Inc. (2).......................................................          41,820
                                                                                               -----------
              R.E.I.T. (0.7%)
     10,000   Crescent Real Estate Equities, Inc..........................................         160,100
     15,000   Pengrowth Energy Trust.. ...................................................         261,600
                                                                                               -----------
                                                                                                   421,700
                                                                                               -----------

   NUMBER OF
    SHARES
 OR PRINCIPAL
   AMOUNT                                                                                         VALUE
--------------                                                                                 -----------
              RETAIL SPECIAL-LINES (0.4%)
      5,000   CATO Corp...................................................................         114,800
     10,000   Pep Boys-Manny, Moe & Jack..................................................         142,200
                                                                                               -----------
                                                                                                   257,000
                                                                                               -----------
              TELECOMMUNICATION SERVICES (0.0%)
      1,275   Sprint Corp.................................................................          26,711
                                                                                               -----------
              THRIFT (0.2%)
      4,000   Washington Federal Inc. ....................................................         102,080
                                                                                               -----------

              TOTAL COMMON STOCKS (COST $2,014,305).......................................       2,230,221
                                                                                               -----------

              TOTAL INVESTMENT SECURITIES (87.6%) (COST $51,018,072) .....................      53,632,943
                                                                                               -----------

REPURCHASE AGREEMENT (10.0%)
  (INCLUDING ACCRUED INTEREST)
  3,200,000   Collateralized by $2,978,000 U.S. Treasury Bonds 5 1/2% due
              8/15/28, with a value of $3,266,838 (with UBS Warburg
              LLC., 1.74%, dated 10/29/04, due 11/1/04
              delivery value $3,200,464)..................................................       3,200,464
  2,900,000   Collateralized by $2,070,000 U.S. Treasury Bonds 12 1/2% due
              8/15/14, with a value of $2,958,820 (with Morgan Stanley
              Dean Witter & Co., Inc., 1.75%, dated 10/29/04, due 11/1/04
              delivery value $2,900,423)..................................................       2,900,423
                                                                                               -----------
              TOTAL REPURCHASE AGREEMENTS (COST $6,100,887) ..............................       6,100,887
                                                                                               -----------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.4%) ....................................       1,449,830
                                                                                               -----------
NET ASSETS (100.0%) ......................................................................     $61,183,660
                                                                                               -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
  ($61,183,660 DIVIDED BY 11,980,453 SHARES OF BENEFICIAL INTEREST OUTSTANDING) ..........     $      5.11
                                                                                               -----------


(1)  144A Security where certain conditions for public sale may exist.
(2)  Non-income producing security.
(3)  Defaulted security.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

OCTOBER 31,2004

1. SIGNIFICANT ACCOUNTING POLICIES

Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry.

(A) SECURITY VALUATION. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) INVESTMENTS. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount, including original-issue discount required for federal income tax purposes on investments, is earned from settlement date and recognized on the accrual basis.

Item 2. Controls and Procedures.
--------------------------------

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

     (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.
-----------------

     (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:    /s/ Jean B. Buttner
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       Jean B. Buttner, President

Date:  December 15, 2004
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Jean B. Buttner
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       Jean B. Buttner, President, Principal Executive Officer

By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date:  December 15, 2004
       -------------------------------------------------------------------------